Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant awards of stock options, stock appreciation rights, similar option-like instruments or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive compensation in 2025. Instead, equity awards are generally granted to our executive officers in December of each fiscal year. The timing of grants is tied to the Company’s annual compensation cycle, with awards granted towards the end of each fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives during such fiscal year. In addition to the annual grants, equity awards may also be granted at other times during the year under certain limited circumstances, such as the hiring or promotion of the Company’s key employees.

Award Timing Method	equity awards are generally granted to our executive officers in December of each fiscal year. The timing of grants is tied to the Company’s annual compensation cycle, with awards granted towards the end of each fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives during such fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant awards of stock options, stock appreciation rights, similar option-like instruments or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive compensation in 2025.
MNPI Disclosure Timed for Compensation Value	false